Shareholders' equity	12 Months Ended
Mar. 31, 2012
Shareholders' equity
13.	Shareholders’ equity

Treasury shares

During the fiscal year ended March 31, 2010 the Company formed Rediff.com India Limited Employee Trust (“Trust”). The Trust is controlled and administrated by senior employees of the Company. The Company is the primary beneficiary of the Trust and, accordingly has consolidated the Trust. During the year ended March 31, 2010 and 2011, the Trust acquired 750,000 and 265,000 shares for a consideration of US$ 3,106,447 and US$ 1,320,158, respectively and reserved these shares for benefit of Company’s employees and directors.